Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 70,889	$ 33,774	$ 7,042
Marketable securities		57,699	100,986
Prepaid expenses		1,707	1,491
Prepaid expenses and other current assets	2,860	1,780
Other current assets		73	15
Total current assets	73,749	93,253	109,534
Restricted cash	245	245	84
Property and equipment, net	348	414	321
Total assets	74,342	93,912	109,939
Current liabilities:
Accounts payable	2,467	6,716	2,989
Accrued liabilities	1,097	5,483	2,727
Total current liabilities	3,564	12,199	5,716
Other liabilities	34	15	19
Total liabilities	3,598	12,214	5,735
Commitments and contingencies
Stockholders' equity:
Preferred stock	0	0	0
Common stock	4	4	3
Additional paid-in capital	237,509	235,777	175,635
Accumulated deficit	(166,769)	(154,132)	(71,393)
Accumulated other comprehensive income (loss)		49	(41)
Total stockholders' equity	70,744	81,698	104,204
Total liabilities and stockholders' equity	$ 74,342	$ 93,912	$ 109,939